EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2023	Income (Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2023	2022	2021	2023	2022

Canadian Natural Gas Pipelines
TQM[1]	50.0%	17	17	12	166	165
Coastal GasLink[1]	35.0%	203	1	—	294	—
U.S. Natural Gas Pipelines
Northern Border	50.0%	101	92	80	599	516
Millennium	47.5%	109	103	91	476	500
Iroquois	50.0%	98	77	55	227	237
Other	Various	16	20	18	120	122
Mexico Natural Gas Pipelines
Sur de Texas	60.0%	78	150	160	1,078	1,050
Liquids Pipelines
Grand Rapids[1]	50.0%	53	54	54	932	964
Port Neches Link LLC[2,3]	74.9%	13	—	—	124	149
HoustonLink Pipeline[1]	50.0%	1	1	1	18	19
Northern Courier[1,4]	nil	—	—	16	—	—
Power and Energy Solutions
Bruce Power[1]	48.3%	690	537	411	6,242	5,783
Other	Various	(2)	2	—	38	30
		1,377	1,054	898	10,314	9,535
1Classified as a VIE. Refer to Note 33, Variable interest entities, for additional information.
2Classified as a VIE in 2021.
3In December 2023, TC Energy sold a 20.1 per cent equity interest in Port Neches Link LLC.
4In November 2021, TC Energy sold its remaining 15 per cent equity interest in Northern Courier. Refer to Note 31, Acquisitions and dispositions, for additional information.
Summarized Financial Information of Equity Investments

year ended December 31	2023	2022	2021
(millions of Canadian $)

Income
Revenues	6,425	5,891	5,447
Operating and other expenses	(3,450)	(3,390)	(3,293)
Net income	2,584	2,147	1,859
Net income attributable to TC Energy	1,377	1,054	898

at December 31	2023	2022
(millions of Canadian $)

Balance Sheet
Current assets	3,526	3,414
Non-current assets	42,933	37,713
Current liabilities	(2,431)	(2,856)
Non-current liabilities	(21,895)	(17,690)

Schedule of Distribution Received and Contribution made to Equity Investments
Distributions received from equity investments and contributions made to equity investments for the years ended December 31, 2023, 2022 and 2021 were as follows:

year ended December 31	2023	2022	2021
(millions of Canadian $)

Distributions
Distributions received from operating activities of equity investments	1,254	1,025	975
Sur de Texas debt repayments[1,2]	—	2,404	73
Other[1]	23	228	—
	1,277	3,657	1,048
Contributions[1]
Contributions to Coastal GasLink	3,231	1,414	92
Sur de Texas debt financing[2]	—	1,199	—
Contributions made to other equity investments	918	820	1,118
	4,149	3,433	1,210
1Included in Investing activities in the Consolidated statement of cash flows.
2Represents TC Energy's proportionate share of the Sur de Texas debt financing requirements and subsequent repayments. Refer to Note 13, Loans receivable from affiliates, for additional information.